Statutory and other information, Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration
Fees related to 2017 group audit and audit of subsidiaries	$ 3,200
Related party transactions
Short-term employee benefits	32,523	$ 28,274	$ 23,725
Post-employment benefits	2,387	2,469	2,407
Share-based payments	23,605	16,452	20,377
Total key management personnel compensation	58,515	47,195	$ 46,509
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	3,800	3,000
The audit of subsidiaries pursuant to legislation	9,400	5,700
Attestation under s404 of Sarbanes-Oxley Act 2002	2,000	2,000
Audit-related assurance services	800	400
Tax compliance services	100
Other assurance services	900
The audit of subsidiaries pension schemes	400
Total auditor's remuneration	$ 17,400	$ 11,100